Post-employment Benefits - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Health Plan
Aging factor	3.00%
Defined benefit [member] | Defined benefit [member]
Health Plan
Discount rate (per year)	8.64%	7.20%
Inflation rate (per year)	3.25%	3.00%
Increase in pension plans (per year)	3.25%	3.00%
Health plan [member] | Health Plan
Health Plan
Discount rate (per year)	9.09%	7.43%
Inflation rate (per year)	3.50%	3.50%
Future salary increases	6.60%	6.60%
Increase in pension plans (per year)	3.00%	6.60%
Overall mortality (segregated by gender)	AT-2000
Disable mortality table	IAPB-1957
Entry into disability (modified)	UP-84 Modified
Turnover	0.60/ (services time +1)